Bingham McCutchen LLP

2020 K St. NW

Washington, DC 20006

Tel: 202.373.6000

Fax: 202.373.6001

www.bingham.com

May 2, 2013

VIA EDGAR

Filing Room

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Penn Mutual Variable Life Account I: (File Nos. 033-87276 and 811-05006)

Ladies and Gentlemen:

On behalf of our client, Penn Mutual Variable Life Account I and The Penn Mutual Life Insurance Company, we hereby certify that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 24 to the Registration Statement for Penn Mutual Variable Life Account I (File Nos. 033-87276; 811-05006), which was electronically filed with the U.S. Securities and Exchange Commission via EDGAR Accession Number 0001193125-13-162466 on April 19, 2013.

Please do not hesitate to contact me at 202.373.6173 or Michael Berenson at 202.373.6036 should you have any questions.

Sincerely,

/s/ Christopher D. Menconi

Christopher D. Menconi